Note 4 - Federal Income Taxes (Details) - Reconciliation of Income Tax Rate	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Income Tax Rate [Abstract]
Statutory federal income tax rate	34.00%	34.00%
Small life insurance company deduction	(2.50%)	(18.00%)
Dividends-received deduction	(1.40%)	(1.20%)
Defined contribution plan dividend	(1.30%)	(1.40%)
Nondeductible COLI expense	(7.20%)	(4.90%)
Nontaxable COLI life insurance proceeds	(2.80%)
Nondeductible travel & meals expense	1.30%	0.80%
True-up of provision to actual	4.40%	1.70%
Other	0.80%	4.60%
Effective income tax rate	25.30%	15.60%